Other operating income (Details) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 02, 2020 DKK (kr)	Sep. 30, 2020 DKK (kr)	Sep. 30, 2019 DKK (kr)	Sep. 30, 2020 DKK (kr)	Sep. 30, 2019 DKK (kr)	Dec. 31, 2019 DKK (kr)	Sep. 30, 2020 USD ($)
Other operating income
Bargain purchase	kr 36,692,000	kr 36,692,000		kr 36,692,000	kr 0	kr 0
Other		174,000	kr 89,000	1,032,000.000	384,000
Total other operating income		kr 36,866,000	kr 89,000	kr 37,724,000	kr 384,000
Sanofi
Other operating income
Estimated effect of potential milestone | $							$ 15.0